Condensed Consolidated and Combined Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (12,025)	$ (28,655)	$ (8,437)	$ (34,136)	$ 30,812	$ 20,841
Other comprehensive income (loss), net of tax:
Net change in pension benefit obligations recognized	9	48	831	318	(569)	729
Foreign currency translation adjustments	(2,047)	(1,884)	7,774	(2,286)	(1,543)	(782)
Total other comprehensive loss, net of tax	(2,038)	(1,836)	8,605	(1,968)	(2,112)	(53)
Comprehensive loss	$ (14,063)	$ (30,491)	$ 168	$ (36,104)	$ 28,700	$ 20,788